Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 1,923	$ 3,172	$ 2,070
Accounts receivable (net), current portion	5,879	9,072	7,264
Other assets	584	576	139
Total current assets	8,386	12,820	9,473
Accounts receivable (net), net of current portion	3,116	0
Property and equipment, net	138	212	315
Intangible assets, net	11,004	10,960	12,760
Investment	18	19	23
Debt issue costs	362	395	0
Total assets	23,024	24,406	22,571
Current liabilities:
Accounts payable	113	556	661
Accrued expenses	323	360	964
Accrued compensation	14	15	59
Income taxes	94	93	117
Amounts due to related parties	350	600	3,500
Current portion of long-term debt	12	73	65
Total current liabilities	906	1,697	5,366
Long-term liabilities
Long term debt, net of current portion	0	108	184
Amount due to related parties	2,578	2,598	0
Convertible debenture	2,624	2,598	0
Deferred income taxes	235	235	445
Mandatorily redeemable preferred shares	90	90	90
Total liabilities	6,433	7,326	6,085
Equity
Preferred stock: $0.0001 par value, authorized 50,000,000; issued and outstanding 170,940 shares (December 2014 - 170,940)	1	1	0
Common stock: $0.0001 par value, authorized 200,000,000 shares issued and outstanding 33,281,069 shares (December 2014 - 33,281,069)	3	3	3
Additional paid-in capital	32,292	32,163	28,269
Deferred compensation	(161)	(214)	0
Retained Earnings (Deficit)	(16,185)	(15,227)	(13,319)
Accumulated other comprehensive income	355	63	1,137
Total One Horizon Group, Inc., stockholders' equity	16,305	16,789	16,090
Non-controlling interest	286	291	396
Total Equity	16,591	17,080	16,486
Total liabilities and equity	$ 23,024	$ 24,406	$ 22,571